Non-controlling interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Noncontrolling Interest [Line Items]
Non-controlling interests		$ 24,303	¥ 169,192
Myfin Insurance [Member]
Noncontrolling Interest [Line Items]
Non-controlling interests				¥ 20,151
Minority Interest Ownership Percentage By Noncontrolling Owners				40.00%
Pintec Ganzhou [Member]
Noncontrolling Interest [Line Items]
Capital Contribution From Non-Controlling Interest	¥ 300,000
Payment of Capital Contribution	300,000
Yinchuan Xingyin [Member]
Noncontrolling Interest [Line Items]
Capital Contribution From Non-Controlling Interest	200,000
Payment of Capital Contribution	¥ 150,000